Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 37,081	$ 13,911	$ 10,492
Work in process	6,492	3,288	5,104
Finished products and parts	95,570	56,743	41,002
Total	$ 139,143	$ 73,942	$ 56,598